UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number:  811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2008        (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG Chicago Equity Partners Mid-Cap Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 97.8%
Consumer Discretionary - 13.6%
Aeropostale, Inc.*	15,800		$428,338
American Greetings Corp., Class A	12,500		231,875
ArvinMeritor, Inc.	23,300		291,483
Barnes & Noble, Inc.	25,700	[2]	787,705
Big Lots, Inc.*	17,600		392,480
Blyth, Inc.*	12,500	[2]	246,500
Bob Evans Farms, Inc.	4,700		129,673
Burger King Holdings, Inc.	4,400	[2]	121,704
Chipotle Mexican Grill, Inc.*	3,100	[2]	351,633
DeVry, Inc.	22,600	[2]	945,584
Fossil, Inc.*	19,500	[2]	595,530
Furniture Brands International, Inc.	22,900	[2]	267,930
GameStop Corp.*	4,100		212,011
ITT Educational Services, Inc.*	5,700		261,801
Lear Corp.*	29,100	[2]	753,981
Priceline.com, Inc.*	4,800	[2]	580,128
RadioShack Corp.	11,400	[2]	185,250
Regal Entertainment Group	18,600	[2]	358,794
Scholastic Corp.*	2,900	[2]	87,783
Strayer Education, Inc.	1,700		259,250
Tupperware Brands Corp.	8,500	[2]	328,780
Warnaco Group, Inc., The*	2,400	[2]	94,656
Total Consumer Discretionary			7,912,869
Consumer Staples - 4.4%
BJ’s Wholesale Club, Inc.*	22,300	[2]	795,887
Fresh Del Monte Produce	13,600	[2]	495,040
Herbalife Ltd.	12,200	[2]	579,500
Ruddick Corp.	6,000	[2]	221,160
Tyson Foods, Inc., Class A	14,900		237,655
Universal Corp.	3,700	[2]	242,461
Total Consumer Staples			2,571,703
Energy - 9.5%
Cimarex Energy Co.	27,400	[2]	1,499,876
FMC Technologies, Inc.*	27,100		1,541,719
Frontier Oil Corp.	10,500		286,230
Frontline, Ltd.	4,800	[2]	220,896
Global Industries, Ltd.*	26,000		418,340
Grant Prideco, Inc.*	7,500		369,150
Noble Energy, Inc.	16,200		1,179,360
Total Energy			5,515,571

Managers AMG Chicago Equity Partners Mid-Cap Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Financials - 15.2%
AMB Property Corp.	27,100	[2]	$1,474,782
Annaly Capital Management, Inc.	42,700	[2]	654,164
Arch Capital Group, Ltd.*	2,200		151,074
Associated Bank Corp.	19,000	[2]	505,970
Assured Guaranty, Ltd.	13,000	[2]	308,620
Axis Capital Holdings, Ltd.	20,800		706,784
City National Corp.	2,100	[2]	103,866
Cullen/Frost Bankers, Inc.	13,200		700,128
First Industrial Realty Trust, Inc.	11,400		352,146
GLG Partners, Inc.*	8,400		99,708
Hospitality Properties Trust	20,600	[2]	700,812
HRPT Properties Trust	50,900		342,557
PartnerRe Ltd.	13,500	[2]	1,030,050
Potlatch, Corp.	15,700		647,939
Raymond James Financial, Inc.	14,200	[2]	326,316
Waddell & Reed Financial, Inc.	11,200		359,856
Webster Financial Corp.	12,500	[2]	348,375
Total Financials			8,813,147
Health Care - 12.2%
Applera Corp.	32,700		1,074,522
Apria Healthcare Group, Inc.*	26,300		519,425
Health Net, Inc.*	11,000		338,800
Intuitive Surgical, Inc.*	4,800		1,556,880
Invitrogen Corp.*	15,700	[2]	1,341,879
Kindred Healthcare, Inc.*	23,100		505,197
King Pharmaceuticals, Inc.*	27,100	[2]	235,770
Lincare Holdings, Inc.*	5,300		148,983
Patterson Companies, Inc.*	12,400	[2]	450,120
Pediatrix Medical Group, Inc.*	2,200		148,280
Perrigo Co.	9,800	[2]	369,754
Techne Corp.*	5,900		397,424
Total Health Care			7,087,034
Industrials - 14.4%
AGCO Corp.*	25,900		1,550,892
Alliant Techsystems, Inc.*	2,600	[2]	269,178
Allied Waste Industries, Inc.*	9,400		101,614
Armstrong World Industries, Inc.*	4,900	[2]	174,734
Brink’s Co., The	3,300		221,694
ChoicePoint, Inc.*	4,500		214,200
Cummins, Inc.	17,600		824,032
Deluxe Corp.	9,900	[2]	190,179
Dun & Bradstreet Corp.	4,800		390,624
Flowserve Corp.	8,800		918,544

Managers AMG Chicago Equity Partners Mid-Cap Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Herman Miller, Inc.	3,100	[2]	76,167
Industrials - 14.4% (continued)
Jacobs Engineering Group, Inc.*	9,800	[2]	$721,182
KBR, Inc.*	15,100		418,723
Lennox International, Inc.	14,300		514,371
Manitowoc Co., The	17,900		730,320
Manpower, Inc.	4,900		275,674
Rollins, Inc.	8,600	[2]	152,134
SPX Corp.	2,000		209,800
URS Corp.*	1,600	[2]	52,304
Werner Enterprises, Inc.	20,100	[2]	373,056
Total Industrials			8,379,422
Information Technology - 13.2%
Activision, Inc.*	17,300		472,463
ADC Telecommunications, Inc.*	32,700		395,016
Alliance Data Systems Corp.*	4,400	[2]	209,044
Avnet, Inc.*	17,300		566,229
BMC Software, Inc.*	23,000		747,960
CommScope, Inc.*	2,200		76,626
Hewitt Associates, Inc., Class A*	22,800		906,756
Ingram Micro, Inc., Class A*	38,800		614,204
Intersil Corp., Class A	13,100		336,277
Metavante Technologies, Inc.*	14,900		297,851
Novell, Inc.*	18,600	[2]	116,994
Novellus Systems, Inc.*	4,000	[2]	84,200
Plantronics, Inc.	27,300		527,163
Semtech Corp.*	33,200		475,756
Synopsys, Inc.*	17,500		397,425
Tech Data Corp.*	11,500		377,200
Triquint Semiconductor, Inc.*	31,000		156,860
Western Digital Corp.*	34,700		938,288
Total Information Technology			7,696,312
Materials - 7.1%
AK Steel Holding Corp.*	20,700	[2]	1,126,494
Celanese Corp.	22,700		886,435
CF Industries Holdings, Inc.	9,800		1,015,476
Packaging Corp. of America	15,700	[2]	350,581
Terra Industries, Inc.*	10,300	[2]	365,959
Worthington Industries, Inc.	21,600	[2]	364,392
Total Materials			4,109,337
Telecommunication Services - 1.0%
CenturyTel, Inc.	8,200	[2]	272,568
Telephone & Data Systems, Inc.	8,500		333,795
Total Telecommunication Services			606,363

Managers AMG Chicago Equity Partners Mid-Cap Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Utilities - 7.2%
Alliant Energy Corp.	22,100		$773,721
CMS Energy Corp.	8,700	[2]	117,798
Energen Corp.	7,600		473,480
Energy East Corp.	9,400		226,728
MDU Resources Group, Inc.	34,450	[2]	845,747
Nicor, Inc.	6,400		214,464
Oneok, Inc.	6,900		307,947
Reliant Resources, Inc.*	27,600	[2]	652,740
WGL Holdings, Inc.	11,900	[2]	381,514
Wisconsin Energy Corp.	4,100		180,359
Total Utilities			4,174,498
Total Common Stocks (cost $59,825,720)			56,866,256
Other Investment Companies - 30.8% [4]
Bank of New York Institutional Cash Reserves Fund, 2.91% [8]	15,745,273		15,745,273
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	2,209,787		2,209,787
Total Other Investment Companies (cost $17,955,060)			17,955,060
Total Investments - 128.6% (cost $77,780,780)			74,821,316
Other Assets, less Liabilities - (28.6)%			(16,658,184)
Net Assets - 100%			$58,163,132

Managers AMG Chicago Equity Partners Balanced Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 52.2%
Consumer Discretionary - 4.7%
Best Buy Co., Inc.	1,000		$41,460
CBS Corp., Class B	3,800	[2]	83,904
Goodyear Tire & Rubber Co.*	600		15,480
ITT Educational Services, Inc.*	300	[2]	13,779
McDonald’s Corp.	3,700		206,349
Nike, Inc.	800		54,400
Omnicom Group, Inc.	1,000		44,180
RadioShack Corp.	3,900	[2]	63,375
Regal Entertainment Group	3,100		59,799
TJX Cos., Inc.	5,000		165,350
Walt Disney Co., The	3,800		119,244
Total Consumer Discretionary			867,320
Consumer Staples - 5.2%
Altria Group, Inc.	1,820		40,404
Avon Products, Inc.	2,600	[2]	102,804
Bunge, Ltd.	900	[2]	78,192
Costco Wholesale Corp.	1,900		123,443
Hormel Foods Corp.	1,100		45,826
Kroger Co., The	5,500		139,700
PepsiCo, Inc.	2,900		209,379
Philip Morris International, Inc.*	1,820		92,056
Procter & Gamble Co., The	1,712		119,960
Total Consumer Staples			951,764
Energy - 5.6%
ChevronTexaco Corp.	700		59,752
ConocoPhillips Co.	1,000		76,210
Devon Energy Corp.	1,200		125,196
Exxon Mobil Corp.	5,570		471,111
Global Industries, Ltd.*	1,800	[2]	28,962
Massey Energy Co.	1,200		43,800
Murphy Oil Corp.	800		65,712
Tidewater, Inc.	1,700	[2]	93,687
Valero Energy Corp.	1,500		73,665
Total Energy			1,038,095
Financials - 8.6%
AMB Property Corp.	400		21,768
Annaly Mortgage Management, Inc.	4,800	[2]	73,536
Assurant, Inc.	1,000		60,860
Bank of America Corp.	1,700		64,447
CBL & Associates Properties, Inc.	2,500		58,825
Chubb Corp., The	3,200		158,336
Citigroup, Inc.	1,700		36,414
Franklin Resources, Inc.	100		9,699
Goldman Sachs Group, Inc.	1,300		215,007
Hospitality Properties Trust	1,000	[2]	34,020
HRPT Properties Trust	2,400	[2]	16,152
Janus Capital Group, Inc.	1,700	[2]	39,559
JPMorgan Chase & Co.	7,648		328,482
Loews Corp.	1,000		40,220
Northern Trust Corp.	1,800		119,646
ProLogis	500		29,430
Schwab (Charles) Corp.	1,300	[2]	24,479
SunTrust Banks, Inc.	1,300		71,682
Travelers Companies, Inc., The	4,000		191,400
Total Financials			1,593,962
Health Care - 6.4%
AmerisourceBergen Corp.	2,100		86,058
Baxter International, Inc.	2,400		138,768
Biogen Idec, Inc.*	900		55,521
CIGNA Corp.	400		16,228
Express Scripts, Inc.*	600		38,592
Humana, Inc.*	2,300		103,178
Intuitive Surgical, Inc.*	300	[2]	97,305
Invitrogen Corp.*	1,300	[2]	111,111
Johnson & Johnson	2,880		186,826
Medco Health Solutions, Inc.*	1,600		70,064
Pfizer, Inc.	13,540		283,392
Total Health Care			1,187,043

Managers AMG Chicago Equity Partners Balanced Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials - 7.1%
Boeing Co., The	2,400		$178,488
CSX Corp.	1,300		72,891
Cummins, Inc.	3,600		168,552
Emerson Electric Co.	3,800		195,548
Fluor Corp.	800		112,928
General Electric Co.	3,600		133,236
Honeywell International, Inc.	900		50,778
Manpower, Inc.	400		22,504
McDermott International, Inc.*	3,700	[2]	202,834
Northwest Airlines Corp.*	5,300	[2]	47,647
Raytheon Co.	1,200		77,532
Rockwell Automation, Inc.	400	[2]	22,968
Tyco International Ltd.	600		26,430
Total Industrials			1,312,336
Information Technology - 8.8%
Accenture Ltd.	6,100	[2]	214,537
ADC Telecommunications, Inc.*	3,300		39,864
BMC Software, Inc.*	800		26,016
Ciena Corp.*	2,400	[2]	73,992
Hewitt Associates, Inc., Class A*	2,100		83,517
Hewlett-Packard Co.	6,300		287,658
International Business Machines Corp.	1,100		126,654
Intersil Corp., Class A	1,300	[2]	33,371
Juniper Networks, Inc.*	3,200	[2]	80,000
Mastercard, Inc.	400		89,196
MEMC Electronic Materials, Inc.*	900		63,810
Microsoft Corp.	9,300		263,933
Nvidia Corp.*	3,050		60,360
Sanmina-SCI Corp.*	11,300		18,306
Tech Data Corp.*	2,500		82,000
Texas Instruments, Inc.	2,000	[2]	56,540
Yahoo!, Inc.*	900	[2]	26,037
Total Information Technology			1,625,791
Materials - 2.2%
AK Steel Holding Corp.*	2,700	[2]	146,934
Celanese Corp.	5,300		206,965
Lubrizol Corp.	400	[2]	22,204
Owens-Illinois, Inc.*	600		33,858
Total Materials			409,961
Telecommunication Services - 1.6%
Telephone & Data Systems, Inc.	1,200		47,124
Verizon Communications, Inc.	5,000		182,250
AT&T, Inc.	1,170		44,811
Centurytel, Inc.	900		29,916
Total Telecommunication Services			304,101
Utilities - 2.0%
Constellation Energy Group, Inc.	1,600		141,232
Edison International	3,000		147,060
Energen Corp.	600		37,380
Northeast Utilities	2,100		51,534
Total Utilities			377,206
Total Common Stocks (cost $9,453,471)			9,667,579
	Principal Amount
Mortgage-Backed Securities - 23.2%
Bank of America Corp., 4.875%, 06/10/39	$54,284		54,124
FHLMC, 5.000%, 12/01/20 to 12/15/22	295,020		300,182
FNMA, 3.500%, 10/01/10	84,418		84,660
FNMA, 4.000%, 10/01/20 to 12/01/21	79,905		77,974
FNMA, 4.375%, 04/15/15	51,667		52,359
FNMA, 4.500%, 11/01/19 to 09/01/35	478,737		466,115
FNMA, 5.000%, 02/01/36	735,953		729,599
FNMA, 5.500%, 02/01/22 to 06/01/22	1,056,281		1,068,605
FNMA, 6.000%, 03/01/12 to 08/01/37	951,654		976,437
FNMA, 6.500%, 03/01/37	329,658		341,779
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	37,849		37,688
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	90,000		89,526
Total Mortgage-Backed Securities (cost $4,185,586)			4,279,048
U.S. Government and Agency Obligations - 11.4%
FHLB, 4.500%, 09/16/13	150,000	[2]	158,069

Managers AMG Chicago Equity Partners Balanced Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount		Value
U.S. Government and Agency Obligations - 11.4% (continued)
FHLMC, 4.500%, 01/15/14	220,000	[2]	$231,694
FNMA, 4.375%, 09/15/12	325,000	[2]	342,532
U.S. Treasury Bond, 4.500%, 03/31/12	105,000	[2]	114,065
USTB, 6.125%, 11/15/27	95,000	[2]	117,963
USTN, 4.625%, 11/15/16	175,000	[2]	193,129
USTN, 4.750%, 08/15/17	855,000	[2]	946,244
Total U.S. Government and Agency Obligations (cost $2,048,789)			2,103,696
Corporate Bonds - 9.2%
Finance - 3.1%
Allstate Corp., The, 7.200%, 12/01/09	75,000		79,370
American International Group, Inc., 6.250%, 05/01/36 (a)	35,000		33,207
Bank of America Corp., 5.750%, 12/01/17	25,000		25,919
Berkshire Hathaway Finance Corp., 4.850%, 01/15/15	95,000		99,158
General Electric Capital Corp., Series MTNA, 6.750%, 03/15/32	25,000		26,784
Goldman Sachs Group, Inc., 5.950%, 01/18/18	45,000		44,643
JPMorgan Chase & Co., 6.000%, 01/15/18	60,000		62,685
Travelers Cos Inc., 5.375%, 06/15/12	40,000		41,551
U.S. Bank NA, 4.950%, 10/30/14	70,000		71,453
Wachovia Corp., 5.300%, 10/15/11	95,000		95,992
Total Finance			580,762
Industrials - 4.8%
Abbott Laboratories, 5.875%, 05/15/16	48,000		51,249
Archer-Daniels-Midland Co., 5.450%, 03/15/18	45,000		45,323
AT&T, Inc., 5.100%, 09/15/14	45,000		44,706
Bellsouth Capital Funding Corp., 7.750%, 02/15/10	75,000		79,865
Burlington Northern Santa Fe Corp., 5.900%, 07/01/12	35,000		36,672
E.I. du Pont de Nemours & Co., 5.000%, 01/15/13	40,000		41,694
Hewlett-Packard Co., 4.500%, 03/01/13	30,000		30,468
Honeywell International, Inc., 4.250%, 03/01/13	55,000		55,618
IBM Corp., 4.750%, 11/29/12	60,000		62,162
Kellogg Co., 7.450%, 04/01/31	25,000		29,057
Kimberly-Clark Corp., 6.125%, 08/01/17	40,000		43,303
Kroger Co., 5.000%, 04/15/13	30,000		30,200
Kroger Co., 6.750%, 04/15/12	40,000		42,866
Lockheed Martin Corp., 7.650%, 05/01/16	50,000		58,790
McDonald’s Corp, 4.300%, 03/01/13	40,000		40,517
Merck & Co., Inc., 4.750%, 03/01/15	65,000		65,840
TransCanada Pipelines Ltd., 4.875%, 01/15/15	45,000		43,906
Verizon Communications, Inc., 6.400%, 02/15/38	20,000		19,535
Wal-Mart Stores, Inc., 6.500%, 08/15/37	25,000		26,339
Wyeth Co., 5.250%, 03/15/13	40,000		42,356
Total Industrials			890,466
Utilities - 1.2%
Consolidated Edison, Inc., 5.375%, 12/15/15	75,000		76,749
Exelon Generation Co. LLC, 6.200%, 10/01/17	45,000		44,666
Florida Power & Light Co., 4.850%, 02/01/13	95,000		99,004
Total Utilities			220,419
Total Corporate Bonds (cost $1,662,504)			1,691,647
Asset-Backed Securities - 1.6%
Harley-Davidson Motorcycle Trust, 5.350%, 03/15/13	185,000		188,673
John Deere Corp., 5.070%, 04/15/14	100,000		101,258
Total Asset-Backed Securities (cost $284,856)			289,931
Other Investment Companies - 22.6% [4]
Bank of New York Institutional Cash Reserves Fund, 2.91% [8]	3,799,307		3,799,307
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	369,869		369,869
Total Other Investment Companies (cost $4,169,176)			4,169,176
Total Investments - 120.2% (cost $21,804,382)			22,201,077
Other Assets, less Liabilities - (20.2)%			(3,733,308)
Net Assets - 100%			$18,467,769

Managers Short Duration Government Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 105.5% [1]
Federal Home Loan Mortgage Corporation - 41.3%
FHLMC, 3.979%, 10/01/33, (10/01/08) [7]	$4,330,877	$4,434,840
FHLMC, 4.000%, 09/15/15	1,185,054	1,192,271
FHLMC, 4.684%, 03/01/38, (04/01/13) [7]	2,000,000	1,996,301
FHLMC, 4.771%, 07/01/34, (06/01/08) [7,9]	988,260	1,001,604
FHLMC, 5.000%, 06/01/09 to 05/15/26 [9]	3,745,359	3,796,029
FHLMC, 5.061%, 05/01/34, (06/01/08) [7,9]	551,334	560,514
FHLMC, 5.932%, 02/01/37, (02/01/12) [7]	11,398,399	11,605,700
FHLMC, 6.000%, 10/01/21 to 07/01/37 [9]	6,186,866	6,369,022
FHLMC Gold Pool, 3.067%, 06/15/35, (04/15/08)[7,9]	7,608,308	7,586,272
FHLMC Gold Pool, 3.750%, 11/15/25	4,570,286	4,574,003
FHLMC Gold Pool, 4.000%, 12/01/20 [9]	4,451,248	4,342,465
FHLMC Gold Pool, 5.000%, 05/01/18 to 08/01/19 [9]	4,286,999	4,348,887
FHLMC Gold Pool, 5.500%, 11/01/17 to 09/01/19 [9]	2,155,061	2,208,179
FHLMC Gold Pool, 6.000%, 09/01/17 to 09/01/37 [9]	28,707,949	29,560,195
FHLMC Gold Pool, 6.000%, TBA	13,000,000	13,369,693
FHLMC Gold Pool, 6.500%, TBA	3,000,000	3,111,564
FHLMC Gold Pool, 7.500%, 04/01/15 to 04/01/29	774,878	817,013
FHLMC Gold Pool, 8.500%, 12/01/25 [9]	91,577	101,382
FHLMC Structured Pass Through Securities, 4.391%, 11/25/38	178,364	178,200
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	153,596	155,769
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42 [10]	248,408	263,157
Total Federal Home Loan Mortgage Corporation		101,573,060
Federal National Mortgage Association - 52.0%
FNMA, 2.919%, 11/25/30, (04/25/08) [7,9]	3,181,878	3,187,881
FNMA, 2.999%, 03/25/35, (04/25/08) [7,9]	3,545,917	3,361,954
FNMA, 3.782%, 06/01/34, (06/01/09) [7]	3,255,348	3,306,869
FNMA, 4.286%, 06/01/34, (04/01/09) [7]	3,943,290	3,982,250
FNMA, 4.423%, 08/01/34, (04/01/09) [7]	2,171,433	2,185,730
FNMA, 6.000%, TBA	10,000,000	10,093,750
FNMA, 5.000%, 07/01/18 to 09/01/19 [9]	3,662,288	3,711,850
FNMA, 5.348%, 02/01/37	2,516,393	2,627,013
FNMA, 5.500%, 11/01/18 to 01/01/21 [9]	3,284,886	3,357,567
FNMA, 5.500%, 05/01/36, (05/01/11) [7]	893,780	910,891
FNMA, 5.500%, TBA	4,000,000	4,037,500
FNMA, 5.636%, 10/01/36, (04/01/11) [7]	3,725,064	3,801,753
FNMA, 5.730%, 11/01/08	261,153	261,498
FNMA, 5.777%, 01/01/37, (01/01/12) [7]	4,365,524	4,485,562
FNMA, 5.889%, 09/01/37, (08/01/12) [7]	1,921,318	1,948,788
FNMA, 5.892%, 09/01/37, (09/01/12) [7]	1,968,391	1,996,399
FNMA, 6.000%, 03/01/17 to 08/01/17	838,785	865,758
FNMA, 6.000%, TBA	36,000,000	37,018,110
FNMA, 6.010%, 12/01/08 [9]	4,264,357	4,281,036
FNMA, 6.020%, 11/01/37, (10/01/12) [7]	2,852,034	2,898,379
FNMA, 6.040%, 10/01/08 [9]	1,100,397	1,100,007
FNMA, 6.424%, 01/01/33, (12/01/08) [7]	126,834	129,226
FNMA, 6.740%, 06/01/09	891,824	918,250
FNMA, 6.500%, 04/01/17 [9]	879,557	922,037
FNMA, 6.500%, TBA	5,000,000	5,178,124
FNMA, 6.842%, 09/01/33, (09/01/08)[7,9]	894,352	902,901
FNMA, 7.500%, 01/01/33 to 09/01/33	324,802	343,623
FNMA Grantor Trust, Series 2003-T4, Class A1, 2.716%, 09/26/33, (04/26/08) [7]	22,473	20,803
FNMA Grantor Trust, Series 2004-T10, Class 1AV1, 2.759%, 06/25/35, (04/25/08) [7,9]	444,253	422,017
FNMA Grantor Trust, Series 2002-T5, Class A1, 2.839%, 05/25/32, (04/25/08) [7]	711,084	554,140
FNMA Grantor Trust, Series 2003-T2, Class A1, 2.879%, 03/25/33, (04/25/08) [7]	394,826	379,699
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	971,105	1,040,864
FNMA Pass Through Securities, Series 2002-33, Class A2, 7.500%, 06/25/32	152,601	167,461
FNMA Whole Loan, Series 2005-W2, Class A1, 2.799%, 05/25/35, (04/25/08) [7,9]	6,240,802	5,851,422
FNMA Whole Loan, Series 2003-W13, Class AV2, 2.879%, 10/25/33, (01/25/08) [7]	220,814	204,045
FNMA Whole Loan, Series 2003-W8, Class 3F1, 2.999%, 05/25/42, (04/25/08) [7,9]	2,408,033	2,357,692
FNMA Whole Loan, Series 2004-W14, Class 1AF, 3.006%, 07/25/44, (04/25/08) [7,9]	4,896,314	4,838,220
FNMA Whole Loan, Series 2004-W5, Class F1, 3.049%, 02/25/47, (04/25/08) [7]	1,189,359	1,193,145
FNMA Whole Loan, Series 2001-W2, Class AS5, 6.473%, 10/25/31 [11]	181,688	178,295
FNMA Whole Loan, Series 2002-W1, Class 2A, 7.500%, 02/25/42 [9,10]	727,264	780,639
FNMA Whole Loan, Series 2002-W6, Class 2A, 7.500%, 06/25/42	639,278	699,621
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42 [9]	1,264,751	1,369,577
FNMA Whole Loan, Series 2003-W1, Class 2A, 7.500%, 12/25/42	40,323	43,524
Total Federal National Mortgage Association		127,915,870

Managers Short Duration Government Fund

March 31, 2008

Schedule of Portfolio Investments (continued) Security Description	Principal Amount	Value
Government National Mortgage Association - 9.2%
GNMA, 4.500%, 03/20/37, (04/01/09) [7]	$1,077,611	$1,078,014
GNMA, 4.750%, 10/20/34, (01/01/09) [7]	663,993	667,010
GNMA, 5.000%, 10/20/32, (01/01/09) [7]	456,870	457,310
GNMA, 5.125%, 11/20/17 to 11/20/27, (01/01/09) [7,9]	2,222,788	2,221,857
GNMA, 5.500%, 07/20/35 to 09/20/35, (10/01/08) [7]	6,663,898	6,718,776
GNMA, 5.625%, 07/20/18 to 09/20/35, (10/01/08) [7]	7,078,943	7,117,929
GNMA, 5.750%, 01/20/32, (04/01/09) [7]	226,384	228,485
GNMA, 6.000%, 03/20/35 to 06/20/35, (04/01/09 to 07/01/08) [7]	411,021	417,156
GNMA, 6.250%, 01/20/28, (04/01/09) [7]	109,127	111,190
GNMA, 6.375%, 03/20/21 to 05/20/33, (07/01/08 to 04/01/09) [7]	2,340,991	2,392,371
GNMA, 6.500%, 01/20/34, (04/01/09) [7]	1,076,482	1,101,058
GNMA, 9.500%, 07/15/09 to 12/15/17	21,394	23,389
GNMA, Series 2001-65, Class PG, 6.000%, 07/20/28 [9]	45,609	45,582
Total Government National Mortgage Association		22,580,127
Interest Only Strips - 1.4%
FHLMC IO Strip, 4.282%, 11/15/30, (04/15/08) [7,13]	343,985	28,953
FHLMC IO Strip, 4.500%, 08/15/35 to 09/15/35	921,420	218,446
FHLMC IO Strip, 5.000%, 05/15/18 to 08/01/35	7,222,100	1,453,593
FHLMC IO Strip, 7.500%, 10/01/27	61,722	14,318
FHLMC IO Strip, 8.000%, 06/01/31	14,327	2,986
FNMA IO Strip, 4.625%, 01/25/24, (04/25/08) [7]	121,037	15,612
FNMA IO Strip, 5.000%, 03/01/35 to 04/01/36	7,580,218	1,655,271
FNMA IO Strip, 7.500%, 11/18/14	118,945	10,294
FNMA IO Strip, 8.000%, 08/25/22 to 05/01/30	236,956	52,655
FNMA IO Strip, 9.000%, 12/15/16	56,186	10,904
Total Interest Only Strips		3,463,032
U.S. Treasury Notes - 1.6%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 04/15/11 [2]	2,480,632	2,665,129
USTN, 2.625%, 05/15/08 [2]	1,260,000	1,262,068
Total U.S. Treasury Notes		3,927,197
Total U.S. Government and Agency Obligations (cost $258,004,302)		259,459,286
Mortgage-Backed Securities and Interest Only Strips - 10.4%[1]
Mortgage-Backed Securities - 10.3%
Countrywide Home Loans, Inc., 3.099%, 02/25/35, (04/25/08) [7,9,13]	1,776,806	1,173,116
Deutsche Alt-A Securities Inc., Mortgage Loan, 6.250%, 07/25/36 [10,13]	609,769	617,168
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	41,218	41,156
GE Capital Commercial Mortgage Corporation, 6.496%, 01/15/33	504,753	516,676
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.957%, 09/15/35	1,570,000	1,624,082
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.724%, 03/15/33 [9,10]	7,067,216	7,308,990
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	1,754,000	1,730,333
Harborview Mortgage Loan Trust, 2.969%, 11/19/34, (04/19/08) [7,13]	1,594,936	1,236,595
Lehman Brothers Mortgage Trust, 6.000%, 08/25/21 [13]	2,383,214	2,214,899
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,175,160	2,226,960
PNC Mortgage Acceptance, 7.300%, 10/12/33 [10]	2,161,072	2,234,167
Salomon Brothers Mortgage, 7.455%, 07/18/33	295,430	304,717
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 2AS2, 5.722%, 08/25/47 [10]	2,520,846	2,411,306
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1, 5.998%, 10/25/47 [10]	1,131,889	978,128
Washington Mutual, Class 2A3, Series 2005-AR2, 2.949%, 01/25/45, (04/25/08) [7,13]	1,058,458	751,690
Total Mortgage-Backed Securities		25,369,983
Mortgage-Backed Interest Only Strips - 0.1%
Bank of America-First Union IO Strip, Series 2001-3, Class XC, 0.444%, 04/11/37 [3,10]	4,892,678	182,847
CS First Boston Mortgage IO Strip, 1.260%, 12/15/35 [3,10]	1,495,090	48,727
CS First Boston Mortgage Sec. Corp. IO Strip, Series 1998-C1, Class AX, 1.015%, 05/17/40 [10]	1,314,231	31,373
GMAC, Series 1999-C1 IO Strip, Class X, 0.575%, 05/15/33 [10]	8,884,110	76,767
Total Mortgage-Backed Interest Only Strips		339,714
Total Mortgage-Backed Securities and Interest Only Strips (cost $29,030,009)		25,709,697
Asset-Backed Securities - 0.9% [1]
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 2.919%, 11/25/35, (04/25/08)[7]	1,800,000	1,660,408
Structured Asset Investment Loan Trust, 3.139%, 12/25/34, (04/25/08) [7,9]	585,866	507,189
Total Asset-Backed Securities (cost $2,387,251)		2,167,597

	Contracts
Options - 0.0% #
3-month Eurodollar Call, $95.00, June 2008 (cost $3,923)	9	61,425
Short-Term Investments - 18.3%
U.S. Government and Agency Discount Notes- 0.2% [5,6]
FHLMC Discount Notes, 2.034%, 06/23/08	$75,000	74,651
FHLMC Discount Notes, 2.060%, 08/18/08	50,000	49,608
FNMA Discount Notes, 1.779%, 05/07/08	156,000	155,719
FNMA Discount Notes, 1.782%, 05/09/08	19,000	18,964
FNMA Discount Notes, 2.037%, 09/24/08	100,000	99,022
Total U.S. Government and Agency Discount Notes		397,964

Managers Short Duration Government Fund

March 31, 2008

Schedule of Portfolio Investments (continued) Security Description	Principal Amount	Value
Short Term Investments - 18.3% (continued)

	Shares
Other Investment Companies - 18.1% [4]
Bank of New York Institutional Cash Reserves Fund, 2.91% [8]	3,191,258	$3,191,258
Dreyfus Cash Management Fund, Institutional Class Shares 3.23% [9]	2,233,470	2,233,470
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 3.16% [9]	39,184,115	39,184,115
Total Other Investment Companies		44,608,843
Total Short-Term Investments (cost $45,006,211)		45,006,807
Total Investments - 135.1% (cost $334,431,696)		332,404,812
Other Assets, less Liabilities - (35.1)%		(86,435,691)
Net Assets - 100.0%		$245,969,121

Managers Intermediate Duration Government Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 112.9% [1]
Federal Home Loan Mortgage Corporation - 64.9%
FHLMC, 3.750%, 11/15/25	$3,650,444	$3,653,414
FHLMC, 4.150%, 11/01/33, (12/01/08) [7]	3,160,100	3,200,828
FHLMC, 5.000%, 05/15/26	1,313,897	1,329,782
FHLMC, 5.000%, TBA	10,000,000	9,900,000
FHLMC, 5.500%, 01/01/18	380,827	390,588
FHLMC, 5.615%, 01/01/36, (01/01/13) [7,9]	9,761,522	9,855,934
FHLMC, 5.932%, 02/01/37, (02/01/12) [7]	954,411	971,769
FHLMC, 6.000%, TBA	6,000,000	6,151,872
FHLMC Gold Pool, 4.000%, 12/01/20	937,620	914,706
FHLMC Gold Pool, 4.500%, 10/01/34 to 01/01/36 [9]	19,488,870	18,796,994
FHLMC Gold Pool, 5.000%, 04/01/19 to 07/01/35	1,654,401	1,658,601
FHLMC Gold Pool, 5.500%, TBA	17,000,000	17,164,695
FHLMC Gold Pool, 5.500%, 01/01/35	131,427	133,043
FHLMC Gold Pool, 5.500%, 11/01/17 06/01/35 [9]	36,677,050	37,148,163
FHLMC Gold Pool, 6.000%, 09/01/17 to 05/01/22	15,277,606	15,733,780
FHLMC Gold Pool, 6.500%, TBA	1,000,000	1,037,188
FHLMC Gold Pool, 7.500%, 01/01/31	92,875	100,656
FHLMC, Series 2186, Class PG, 6.000%, 07/15/28	7,812	7,809
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [10]	347,771	368,420
Total Federal Home Loan Mortgage Corporation		128,518,242
Federal National Mortgage Association - 43.6%
FNMA, 2.919%, 11/25/30, (04/25/08) [7,9]	3,181,878	3,187,881
FNMA, 2.999%, 03/25/35, (04/25/08) [7,9]	2,203,036	2,088,742
FNMA, 3.782%, 06/01/34, (06/01/09) [7]	2,639,135	2,680,903
FNMA, 4.286%, 06/01/34, (04/01/09) [7]	3,143,083	3,174,137
FNMA, 4.423%, 08/01/34, (04/01/09) [7]	1,737,146	1,748,584
FNMA, 4.500%. 03/01/35 to 10/01/35 [9]	11,323,270	10,927,748
FNMA, 5.000%, 06/01/18 to 03/25/24 [9]	4,783,382	4,848,795
FNMA, 5.500%, 02/01/18 to 12/01/37 [9]	14,597,626	14,863,273
FNMA, 5.500%, TBA	11,200,000	11,413,126
FNMA, 5.574%, 02/01/36, (01/01/11) [7]	397,186	405,031
FNMA, 6.000%, 08/01/17	469,112	484,187
FNMA, 6.000%, TBA	14,500,000	14,853,438
FNMA, 6.500%, 11/01/28 to 07/01/32	657,045	682,251
FNMA, 6.500%, TBA	11,500,000	11,909,688
FNMA, Series 1994-55, Class H, 7.000%, 03/25/24 [9]	2,750,000	2,950,629
FNMA Whole Loan, Series 2003-W4, Class 4A,, 7.500%, 10/25/42	210,792	228,263
Total Federal National Mortgage Association		86,446,676
Government National Mortgage Association - 0.4%
GNMA, 5.125%, 11/20/17 to 12/20/17, (01/01/09) [7]	341,604	343,357
GNMA, 5.625%, 08/20/17 to 08/20/18, (10/01/08) [7]	174,997	177,247
GNMA, 6.375%, 03/20/16 to 05/20/21, (07/01/08 to 04/01/09) [7]	135,968	139,448
GNMA, 7.500%, 09/15/28 to 11/15/31	115,506	124,550
Total Government National Mortgage Association		784,602
Interest and Principal Only Strips - 2.8%
FHLMC IO Strip, 3.882%, 11/15/18, (04/15/08) [7,13]	744,296	57,026
FHLMC IO Strip, 4.282%, 11/15/30, (04/15/08) [7,13]	279,387	23,516
FHLMC IO Strip, 4.500%, 04/15/22 to 09/15/35	1,791,125	412,706
FHLMC IO Strip, 4.832%, 09/15/16 to 10/15/16, (04/15/08) [7,13]	572,690	37,948
FHLMC IO Strip, 5.000%, 05/15/17 to 09/15/35 [9]	10,043,083	2,068,816
FHLMC IO Strip, 5.082%, 06/15/31, (04/15/08) [7]	101,466	11,479
FHLMC IO Strip, 6.000%, 05/01/31	12,199	2,533
FNMA IO Strip, 4.000%, 09/01/18 to 11/01/18	1,582,130	185,228
FNMA IO Strip, 4.500%, 02/25/22 to 10/01/33	542,730	99,348
FNMA IO Strip, 5.000%, 04/01/34 to 04/01/36	10,128,410	2,238,804
FNMA IO Strip, 7.000%, 04/01/23 to 06/01/23	421,408	97,137
FNMA PO Strip, 4.916%, 07/01/33 [5]	496,586	385,537
Total Interest and Principal Only Strips		5,620,078
U.S. Treasury Notes - 1.2%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 04/15/11 [2]	2,213,751	2,378,399
Total U.S. Government and Agency Obligations (cost $220,783,524)		223,747,997
Mortgage-Backed Securities - 13.8% [1]
American Home Mortgage Assets, Series 2005-1, Class 1A1, 7.315%, 11/25/35	229,701	186,333
American Home Loan Investment Trust, 5.294%, 06/25/45, (03/25/10) [7,13]	2,552,542	1,980,596
American Home Mortgage Investment Trust, 3.280%, 04/25/44, (02/25/09) [7,13]	268,880	269,738
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09) [7,13]	1,267,390	1,156,469
American Home Mortgage Investment Trust, 4.497%, 06/25/45, (04/25/08) [7,13]	226,874	157,653

Managers Intermediate Duration Government Fund

March 31, 2008

Schedule of Portfolio Investments (continued) Security Description	Principal Amount	Value
Mortgage-Backed Securities - 13.8% (continued)
Bank of America Funding Corp., 6.867%, 12/20/34 [10]	$339,089	$307,124
Bear Stearns Alt-A Trust, 6.560%, 04/25/35 [10,13]	287,139	229,708
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, 5.611%, 04/25/37 [10]	1,713,898	1,672,711
Countrywide Alternative Loan Trust, 2.899%, 05/25/35, (04/25/08) [7,13]	1,335,877	1,142,212
Countrywide Alternative Loan Trust, 6.000%, 06/25/34	696,715	630,091
Countrywide Alternative Loan Trust, Series 2007-25, Class 2A1, 6.000%, 11/25/22 [13]	942,819	923,374
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB2, Class 3A1, 5.461%, 02/25/47 [10,13]	452,131	341,112
Countrywide Home Loans, Inc., 6.307%, 05/20/35 [10,13]	228,414	192,418
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 3.019%, 11/25/34, (04/25/08) [3,7]	515,353	414,698
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 5.470%, 12/20/35 [10,13]	231,983	232,496
Deutsche Alt-A Securities, Inc., Series 2006-AR6, Class A6, 2.789%, 02/25/37, (04/25/08) [7,13]	1,869,269	1,180,257
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	6,400	6,391
GSMPS Mortgage Loan Trust, 2.949%, 03/25/35, (04/25/08) [3,7,13]	406,617	319,561
GSR Mortgage Loan Trust, 3.080%, 05/25/34, (04/25/08) [7,13]	106,374	86,002
Harborview Mortgage Loan Trust, 6.563%, 11/19/34 [10]	207,210	207,616
Master Alternative Loans Trust, 6.000%, 01/25/35 [9,13]	1,427,452	1,348,050
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	1,591,965	1,629,876
Morgan Stanley Mortgage Loan Trust, 6.103%, 08/25/35 [10,13]	1,813,446	1,857,649
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A5, 5.999%, 06/25/37 [10,13]	560,988	357,439
Morgan Stanley Mortgage Loan Trust, Series 2007-14AR, Class 6A1, 6.474%, 11/25/37 [10,13]	1,543,757	1,263,194
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 2AS2, 5.722%, 08/25/47 [10]	2,054,022	1,964,768
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1, 5.998%, 10/25/47 [10]	1,792,158	1,548,702
Structured Asset Securities Corp., Series 2005-RF1, Class A, 2.949%, 03/25/35, (04/25/08) [3,7,13]	502,648	392,942
Washington Mutual Mortgage Pass-Through Certificates, 6.000%, 10/25/35 [13]	2,536,060	2,331,052
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	2,955,509	2,940,140
Total Mortgage-Backed Securities (cost $30,749,367)		27,270,372

	Contracts
Options - 0.0% #
3-month Eurodollar Call, $95.00, June 2008 (cost $3,923)	9	61,425
Short-Term Investments - 12.0%

	Principal Amount
U.S. Government and Agency Discount Notes - 0.1% [5,6]
FNMA Discount Notes, 1.779%, 05/07/08	$178,000	177,680
FNMA Discount Notes, 1.782%, 05/09/08	22,000	21,958
Total U.S. Government and Agency Discount Notes		199,638

	Shares
Other Investment Companies - 11.9% [4]
Bank of New York Institutional Cash Reserves Fund, 2.91% [8]	2,439,197	2,439,197
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23% [9]	1,038,721	1,038,721
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 3.16%	20,098,683	20,098,683
Total Other Investment Companies		23,576,601
Total Short-Term Investments (cost $23,775,761)		23,776,239
Total Investments - 138.7% (cost $275,312,575)		274,856,033
Other Assets, less Liabilities - (38.7)%		(76,753,732)
Net Assets - 100.0%		$198,102,301

Managers High Yield Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount		Value
Finance - 14.4%
AAC Group Holding Corp., 10.250%, 10/01/12 [11]	$140,000	[2]	$114,100
Aeroflex, Inc. Term Loan B1, 6.374%, 08/15/14, (05/15/08) [7]	99,500		92,846
Allison Transmission, Inc.,Term Loan, 5.749%, 08/07/14, (04/11/08) [7]	170,305		150,112
Allison Transmission, Inc., Term Loan, 5.739%, 08/07/14, (06/07/08) [7]	94,032		82,883
Arch Western Finance, LLC, 6.750%, 07/01/13	595,000		596,488
Consolidated Communications Holdings, Inc., 9.750%, 04/01/12	384,000		404,640
Dresser 2nd Lien Term Loan, 8.820%, 05/04/14, (05/19/08) [7]	195,000		177,938
First Data Corp. Term Loan B1, 5.348%, 09/24/14, (04/24/08) [7]	292,529		264,170
First Data Corporation, 7.580%, 09/24/14	20,896		18,871
Ford Motor Credit Co.,
5.827%, 01/15/10, (04/15/08) [7]	140,000		117,143
7.000%, 10/01/13	275,000		214,733
7.250%, 10/25/11	75,000		61,652
7.800%, 06/01/12	275,000	[2]	227,030
8.000%, 12/15/16	280,000		219,501
GMAC,
6.625%, 05/15/12	175,000		132,495
6.750%, 12/01/14	25,000		17,714
6.875%, 08/28/12	845,000		642,706
Hawker Beechcraft Acquisition Co., LLC, 8.875%, 04/01/15 [12]	185,000	[2]	190,088
Host Hotels & Resorts LP, 6.875%, 11/01/14	100,000		95,750
Host Marriott, LP, 7.125%, 11/01/13	125,000		123,125
Idearc, Inc., 8.000%, 11/15/16	180,000		117,450
KAR Holdings, Inc., 8.750%, 05/01/14	195,000	[2]	174,525
Nuveen Investments, Inc., 10.500%, 11/15/15 [3]	60,000		51,750
Petroplus Finance Ltd.,
6.750%, 05/01/14 [3]	75,000	[2]	68,812
7.000%, 05/01/17 [3]	160,000		143,600
Rainbow National Services LLC, 8.750%, 09/01/12 [3]	100,000		102,750
Simmons Holding Co., Inc., Term Loan, 8.204%, 02/15/12, (08/15/08) [7]	120,000		76,200
Texas Competitive Electric Holdings, 6.596%, 08/07/14, (05/09/08) [7]	370,682		338,458
UCI Holdco, Inc., 12.490%, 12/15/13, (06/17/08) [7]	122,188	[2]	106,914
Wind Acquisition Term Loan, 11.201%, 12/21/11, (04/18/08) [7]	227,845		198,510
Total Finance			5,322,954
Industrial - 74.8%
Acco Brands Corp., 7.625%, 08/15/15	430,000		382,700
Advanced Micro Devices, Inc., 7.750%, 11/01/12	170,000	[2]	138,125
Alliance Laundry Corp., 8.500%, 01/15/13	200,000		183,000
Allied Waste North America, Inc.,
7.250%, 03/15/15	255,000	[2]	255,956
7.375%, 04/15/14	60,000	[2]	59,325
Alltel Communications Inc., Term Loan, 5.567%, 05/15/15, (04/17/08) [7]	149,250		135,009
Ames True Temper, Inc., 8.258%,
01/15/12, (04/15/08) [7]	180,000	[2]	150,300
10.000%, 07/15/12	125,000	[2]	58,750
ArvinMeritor, Inc., 8.750%, 03/01/12	235,000	[2]	216,200
Ashtead Capital, Inc., 9.000%, 08/15/16 [3]	170,000	[2]	138,550
Baldor Electric Co., 8.625%, 02/15/17	100,000		99,500
Bausch & Lomb Inc., 9.875%, 11/01/15 [3]	40,000	[2]	40,800
Beazer Homes USA, Inc.,
6.500%, 11/15/13	115,000	[2]	82,800
8.375%, 04/15/12	80,000		61,400
8.675%, 05/15/11	40,000		31,000
Brookstone Co., Inc., 12.000%, 10/15/12	140,000		129,500
CCO Holdings, LLC, 8.750%, 11/15/13	315,000	[2]	270,900
Charter Communications Holdings II, 10.250%, 09/15/10	115,000		105,225
Charter Communications, Inc., 11.000%, 10/01/15	355,000	[2]	248,500
Chesapeake Energy Corp., 7.000%, 08/15/14	225,000		226,688
Citizens Communications Co.,
6.250%, 01/15/13	100,000		91,000
6.625%, 03/15/15	50,000		45,250
Claire’s Stores, Inc., 9.625%, 06/01/15	205,000	[2]	106,600
Community Health Systems, Inc., 8.875%, 07/15/15	295,000		297,581
Connacher Oil and Gas Ltd., 10.250%, 12/15/15 [3]	25,000		25,312
Constellation Brands, Inc., 7.125%, 09/01/16	315,000		307,912
Cooper Companies, Inc., 7.125%, 02/15/15	235,000		224,425
Cricket Communications I, 9.375%, 11/01/14	415,000		395,288

Managers High Yield Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount		Value
Industrial - 74.8% (continued)
Crown Americas LLC, 7.750%, 11/15/15	$120,000		$123,900
Del Monte Corp., 6.750%, 02/15/15	235,000		226,188
Denbury Resources, Inc., 7.500%, 04/01/13	270,000		277,425
Dex Media West LLC, 9.875%, 08/15/13	80,000	[2]	69,800
Dex Media, Inc., 9.000%, 11/15/13 [11]	270,000		195,750
Digicel Group, Ltd.,
8.875%, 01/15/15 [3]	100,000		83,750
9.125%, 01/15/15 [3,12]	104,000	[2]	86,060
9.250%, 09/01/12 [3,12]	150,000		149,625
DirectTV Holdings LLC, 6.375%, 06/15/15	630,000		590,625
Dynegy Holdings, Inc., 7.500%, 06/01/15	270,000		254,475
EchoStar Communications Corp., 7.125%, 02/01/16	525,000		492,188
El Paso Corp.,
7.000%, 06/15/17	135,000	[2]	139,524
7.875%, 06/15/12	130,000	[2]	136,538
Fairpoint Communications, Inc., 13.125%, 04/01/18 [3]	140,000		135,100
First Data Corp., 9.875%, 09/24/15 [3]	85,000	[2]	70,019
Flextronics International Ltd., 1.000%, 08/01/10	125,000	[2]	120,000
FMG Finance Property, Ltd., 10.625%, 09/01/16 [3]	225,000		254,250
Ford Motor Co., 6.500%, 08/01/18	255,000		172,125
Forest Oil Corp., 8.000%, 12/15/11	95,000		99,512
Freeport-McMoran Copper & Gold, Inc., 8.375%, 04/01/17	30,000		31,912
Freescale Semiconductor, Inc.,
8.875%, 12/15/14	55,000		43,312
9.125%, 12/15/14 [12]	310,000		227,850
Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	120,000		125,100
General Motors Corp.,
7.125%, 07/15/13	255,000	[2]	196,988
8.250%, 07/15/23	130,000		91,650
8.375%, 07/15/33	235,000	[2]	166,850
Georgia-Pacific Corp.,
7.000%, 01/15/15 [3]	165,000		155,512
7.700%, 06/15/15	225,000		212,625
Graham Packaging Co., L.P., 9.875%, 10/15/14	375,000	[2]	316,875
Hanesbrands, Inc., 8.204%, 12/15/14, (06/16/08) [7]	295,000	[2]	263,288
Harrah's Operating Companies, Inc., 10.750%, 02/01/16 [3]	160,000		135,600
HCA, Inc.,
8.750%, 09/01/10	14,000		14,070
9.250%, 11/15/16	515,000		535,600
9.625%, 11/15/16 [12]	380,000		395,200
Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 [3]	185,000		185,925
Hertz Corp., 8.875%, 01/01/14	205,000		195,262
Huntsman International LLC, 7.875%, 11/15/14	155,000		165,075
Ineos Group Holdings PLC, 8.500%, 02/15/16 [3]	365,000	[2]	285,612
Intelsat Bermuda, Ltd., 11.250%, 06/15/16	155,000		157,906
Intelsat Subsidiary Holding Co Ltd., 8.250%, 01/15/13	75,000		75,938
Interline Brands Inc., 8.125%, 06/15/14	110,000		105,600
IPCS, Inc.,
5.364%, 05/01/13, (05/01/08) [7]	90,000		69,750
6.489%, 05/01/14, (05/01/08) [7]	230,000		178,250
Iron Mountain Inc.,
6.625%, 01/01/16	90,000	[2]	86,175
7.750%, 01/15/15	365,000		368,650
Jarden Corp., 7.500%, 05/01/17	380,000	[2]	334,400
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	195,000		151,125
L-3 Communications Corp.,
5.875%, 01/15/15	165,000		158,812
6.375%, 10/15/15	150,000		147,375
Level 3 Financing, Inc.,
8.750%, 02/15/17	150,000		114,750
9.250%, 11/01/14	130,000		106,925
LVB Acquisition Merger, 10.375%, 10/15/17 [3,12]	365,000		380,512
MetroPCS Wireless, Inc., 9.250%, 11/01/14	375,000		346,875

Managers High Yield Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount		Value
Industrial—74.8% (continued)
MGM Mirage Inc.,
6.750%, 04/01/13	$305,000		$282,125
6.875%, 04/01/16	155,000		136,400
7.500%, 06/01/16	175,000		158,375
Nalco Company,
7.750%, 11/15/11	185,000		188,238
8.875%, 11/15/13	180,000	[2]	185,850
Newfield Exploration Co., 6.625%, 04/15/16	175,000		172,375
Noranda Aluminium Acquisition, 8.738%, 05/15/15 [3,12]	185,000		146,150
Nordic Telephone Co., 8.875%, 05/1/16 [3]	315,000		307,125
NXP BV/NXP Funding LLC, 9.500%, 10/15/15	405,000	[2]	334,125
Open Solutions, Inc., 9.750%, 02/01/15 [3]	330,000		257,400
OPTI Canada, Inc.,
7.875%, 12/15/14	30,000		29,475
8.250%, 12/15/14	190,000		189,050
Owens-Brockway Glass Inc., 8.250%, 05/15/13	125,000		130,000
Packaging Dynamics, Inc., 10.000%, 05/11/16 [3]	185,000		138,750
Paetec Holding Corp., 9.500%, 07/15/15	175,000	[2]	161,875
Petrohawk Energy Corp., 9.125%, 07/15/13	225,000		232,312
Petroprod Ltd., 10.850%, 05/24/13 [3]	100,000		94,500
PolyOne Corp., 8.875%, 05/01/12	290,000	[2]	294,350
Quebecor Media, Inc., 7.750%, 03/15/16	145,000		133,038
Quebecor World, Inc., 8.750%, 03/15/16 [3,14]	315,000	[2]	151,200
Qwest Communications International, Inc., 6.565%, 02/15/09, (05/15/08) [7]	200,000		199,000
Qwest Corp., 7.500%, 10/01/14	105,000	[2]	102,900
R.H. Donnelley Corp., 6.875%, 01/15/13	105,000		64,575
RBS Global & Rexnord Corp., 8.875%, 09/01/16	175,000		155,750
ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 [3]	80,000	[2]	75,400
Reichhold Industries Inc., 9.000%, 08/15/14 [3]	175,000		172,375
Rental Service Corp., 9.500%, 12/01/14	200,000	[2]	168,000
Rite Aid Corp., 9.500%, 06/15/17	150,000		118,500
Rockwood Specialties GRP., 7.500%, 11/15/14	25,000		24,375
Rural Cellular Corp.,
6.076%, 06/01/13, (06/01/08) [7]	110,000		110,550
8.250%, 03/15/12	305,000		314,150
Sally Holdings LLC,
9.250%, 11/15/14	225,000	[2]	225,562
10.500%, 11/15/16	30,000	[2]	27,900
Sealy Mattress Co., 8.250%, 06/15/04	380,000	[2]	319,200
Sensata Technologies BV, 8.000%, 05/01/14	290,000		256,650
Service Corp. International,
6.750%, 04/01/15	125,000		123,594
7.375%, 10/01/14	105,000		105,656
Simmons Co., 10.000%, 12/15/14 [11]	545,000		354,250
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12	200,000	[2]	182,000
Sonat Inc., 7.625%, 07/15/11	15,000		15,579
Spectrum Brands, Inc., 7.375%, 02/01/15	205,000	[2]	134,275
Steel Dynamics, Inc., 7.750%, 04/15/16 [3]	70,000		70,438
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 [3]	275,000		236,500
Stewart Enterprises, Inc., 6.250%, 02/15/13	70,000		65,800
Sun Media Corp., 7.625%, 02/15/13	215,000		204,250
Sungard Data Systems, Inc., 10.250%, 08/15/15	385,000	[2]	388,850
Sunstate Equipment Co., 10.500%, 04/01/13 [3]	95,000	[2]	73,625
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 [3,12]	100,000		77,500
Tenet Healthcare Corp., 9.250%, 01/01/15	400,000		376,000
Tenneco Automotive Inc., 8.625%, 11/15/14	295,000	[2]	291,312
Tenneco, Inc., 8.125%, 11/15/15 [3]	25,000		24,938
Terex Corp., 8.000%, 11/15/17	320,000		320,000
Terra Capital Inc., 7.000%, 02/01/17	270,000		267,638
The Goodyear Tire & Rubber Co., 8.625%, 12/01/11	83,000		87,461
The Neiman Marcus Group, Inc., 9.000%, 10/15/15 [12]	195,000		195,975
Titan International Inc., 8.000%, 01/15/12	200,000		197,000
Travelport LLC,
7.701%, 09/01/14, (06/02/08) [7]	65,000		52,975
9.875%, 09/01/14	100,000		90,250
11.875%, 09/01/16	110,000	[2]	94,050

Managers High Yield Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount		Value
Industrial - 74.8% (continued)
TRW Automotive, Inc.,
7.000%, 03/15/14 [3]	$150,000	[2]	$139,125
7.250%, 03/15/17 [3]	150,000		137,250
United Components, Inc., 9.375%, 06/15/13	60,000		55,275
United Rentals (North America), Inc., 6.500%, 02/15/12	280,000		254,800
United Surgical Partners International, Inc.,
8.875%, 05/01/17	55,000	[2]	51,975
9.250%, 05/01/17 [12]	185,000	[2]	172,050
Vail Resorts, Inc., 6.750%, 02/15/14	270,000		264,600
Venoco, Inc., 8.750%, 12/15/11	190,000		173,375
Videotron Ltee, 6.875%, 01/15/14	148,000		137,270
Visant Holding Corp., 10.250%, 12/01/13 [11]	555,000		521,700
Vitro SAB de CV, 9.125%, 02/01/17	250,000		208,750
Warner Music Group, 7.375%, 04/15/14	160,000		124,000
West Corp, 9.500%, 10/15/14	215,000	[2]	193,500
Wind Acquisition Fin SA, 10.750%, 12/01/15 [3]	150,000		153,750
Windstream Corp.,
8.125%, 08/01/13	60,000		59,250
8.625%, 08/01/16	165,000		162,938
Total Industrial			27,608,923
Utility - 4.4%
AES Corp., 8.875%, 2/15/11	230,000		242,075
Edison Mission Energy, 7.000%, 05/15/17	185,000		185,000
Energy Future Holdings Corp., 10.875%, 11/01/17 [3]	110,000		111,650
Mirant Americas Generation, Inc., 8.300%, 05/01/11	200,000		205,000
Mirant North America LLC, 7.375%, 12/31/13	175,000		177,625
NRG Energy, Inc.,
7.250% 02/01/14	210,000		207,900
7.375%, 02/01/16	120,000		117,900
7.375%, 01/15/17	95,000		92,625
Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15 [3]	210,000		210,262
Texas Competitive Electric Holdings B2 Term Loan, 6.477%, 08/07/14, (08/11/08) [7]	62,143		56,741
Total Utility			1,606,778
Total Corporate Bonds (cost $37,775,171)			34,538,655

	Shares
Common Stock - 0.8%
Materials - 0.8%
Huntsman Corp. (cost $94,073)	12,603		296,803
Other Investment Companies - 27.5% [4]
Bank of New York Institutional Cash Reserves Fund, 2.91% [8]	8,713,704		8,713,704
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	1,434,396		1,434,396
Total Other Investment Companies (cost $10,148,100)			10,148,100
Total Investments - 121.9% (cost $48,017,344)			44,983,558
Other Assets, less Liabilities - (21.9)%			(8,075,560)
Net Assets - 100%			$36,907,998

Managers Fixed Income Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Currency	Principal Amount		Value
Corporate Bonds - 64.7%
Finance - 18.0%
American General Finance Corp., Series MTN, 6.900%, 12/15/17		$2,770,000		$2,711,755
ASIF Global Financial, 2.380%, 02/26/09 [3]	SGD	1,000,000		726,541
Bank of America Capital Trust VI, 5.625%, 03/08/35		295,000		248,413
Barclays Capital Corp., 4.160%, 02/22/10 [3]	THB	6,000,000		194,876
Boeing Capital Corp., 4.750%, 08/25/08		230,000		232,266
CIGNA Corp., 6.150%, 11/15/36		240,000		209,567
CIT Group, Inc., 7.625%, 11/30/12		3,450,000		2,870,072
Colonial Realty LP,
4.800%, 04/01/11		625,000		592,039
5.500%, 10/01/15		190,000		150,763
Developers Divers Realty Corp., 3.875%, 01/30/09		200,000		197,046
Duke Realty LP, 5.950%, 02/15/17		35,000		30,402
Equity One, Inc., 3.875%, 04/15/09		150,000		146,891
ERAC USA Finance Co.,
6.375%, 10/15/17 [3]		200,000		179,004
6.700%, 06/01/34 [3]		55,000		45,610
7.000%, 10/15/37 [3]		880,000		725,402
ERP Operating LP,
5.125%, 03/15/16		15,000		13,015
5.750%, 06/15/17		70,000		63,855
Ford Motor Credit Co.,
7.000%, 10/01/13		125,000		97,606
9.750%, 09/15/10		309,000		275,391
Highwoods Properties, Inc., 7.500%, 04/15/18		350,000		326,299
Highwoods Realty LP, 5.850%, 03/15/17		30,000		25,668
Hospitality Properties Trust, 6.750%, 02/15/13		465,000		457,642
HSBC Bank USA, N.A., 0.324%, 04/18/12 [3,5]	MYR	665,000		205,207
iStar Financial Inc., 5.743%, 10/01/12, (07/01/08) [7]		325,000		230,262
Kinder Morgan Finance Co.,
5.150%, 03/01/15		75,000		69,375
5.700%, 01/05/16	USD	165,000		157,162
Korea Development Bank, 3.875%, 03/02/09	USD	425,000		424,135
Lehman Brothers Holdings, 3.600%, 03/13/09		150,000		145,074
Mack-Cali Realty L.P., 7.250%, 03/15/09		250,000		253,118
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		410,000		396,619
5.750%, 09/15/15		652,000		639,311
5.875%, 08/01/33		730,000		613,896
Merrill Lynch & Co, Inc., 6.110%, 01/29/37		500,000		396,366
Morgan Stanley & Co., Inc.,
3.625%, 04/01/08		650,000		650,000
6.625%, 04/01/18		1,220,000		1,222,638
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 [3]		620,000		611,876
PNC Bank NA, 6.875%, 04/01/18		395,000	[2]	402,422
ProLogis Trust,
5.625%, 11/15/15		15,000		13,712
5.750%, 04/01/16		15,000		13,793
Rabobank Nederland,
12.500%, 02/17/09	ISK	20,000,000		262,710
14.000%, 01/28/09 [3]	ISK	16,000,000		212,696
Sovereign Bank, 5.125%, 03/15/13		335,000		304,609
The Bear Stearns Companies, Inc.,
3.190%, 05/18/10		210,000		195,424
4.650%, 07/02/18		10,000		8,536
5.300%, 10/30/15		25,000		23,504
6.400%, 10/02/17		65,000		64,294
7.250%, 02/01/18		470,000		486,545
Toll Brothers Finance Corp., 5.150%, 05/15/15		555,000		502,723
Travelers Cos., Inc., 6.250%, 06/15/37		755,000		702,055
Travelers Property Casualty Corp., 6.375%, 03/15/33		330,000		320,765
XL Capital (Europe) PLC, 6.500%, 01/15/12	USD	105,000		99,164
Total Finance				20,148,114
Industrials - 40.7%
Anadarko Petroleum Corp.,
5.950%, 09/15/16		485,000		502,392
6.450%, 09/15/36		360,000	[2]	367,810
Anheuser-Busch Companies, Inc.,
5.950%, 01/15/33		330,000		331,885
6.450%, 09/01/37		420,000	[2]	454,835
Apache Corp., 6.000%, 01/15/37		630,000		638,170
AstraZeneca PLC, 6.450%, 09/15/37	USD	905,000		974,371
AT&T Corp.,
6.150%, 09/15/34		185,000		178,265
6.500%, 03/15/29		775,000		752,727
AT&T Wireless Services, Inc., 8.750%, 03/01/31		310,000		377,245
Avnet, Inc.,
2.000%, 03/15/34		100,000		113,000
6.000%, 09/01/15		720,000		722,791
6.625%, 09/15/16		140,000		144,744
BellSouth Corp., 6.000%, 11/15/34		990,000	[2]	932,637
Industrials - 40.7% (continued)
Bowater, Inc., 6.500%, 06/15/13		$170,000		$113,050

Managers Fixed Income Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Currency	Principal Amount		Value
Camden Property Trust, 5.700%, 05/15/17		110,000		95,408
Canadian Pacific Railway Co., 5.950%, 05/15/37	USD	410,000		341,074
Cardinal Health, Inc., 4.000%, 06/15/15		320,000		295,404
Charter Communications Inc., 8.000%, 04/30/12 [3]		245,000		226,012
Chartered Semiconductor Manufacturing, 6.250%, 04/04/13	USD	715,000		723,763
Clear Channel Communications, Inc., 6.625%, 06/15/08		191,000		189,577
Coca-Cola HBC Finance BV, 5.125%, 09/17/13	USD	265,000		275,628
Comcast Corp.,
5.650%, 06/15/35		265,000		225,748
6.450%, 03/15/37		795,000		751,525
6.500%, 11/15/35		460,000		436,409
6.950%, 08/15/37		240,000		241,233
Continental Airlines, Inc., 5.983%, 04/19/22		60,000	[2]	53,455
Continental Airlines, Inc., Series B, 6.903%, 04/19/22		87,000		74,820
Corning, Inc., 6.850%, 03/01/29		600,000		613,059
Covidien International Finance SA,
6.000%, 10/15/17 [3]	USD	295,000		304,608
6.550%, 10/15/37 [3]	USD	300,000		307,623
Cox Enterprises, Inc., 4.375%, 05/01/08 [3]		410,000		410,146
CSX Corp., 6.000%, 10/01/36		570,000		492,239
Cummins Engine Co., Inc., 6.750%, 02/15/27		153,000		152,579
D.R. Horton, Inc., 5.250%, 02/15/15		420,000		350,700
Delta Air Lines, Inc., 8.021%, 08/10/22 [3]		780,394		710,158
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	245,000		244,388
Dun & Bradstreet Corp., 6.000%, 04/01/13		790,000		793,196
El Paso Corp., 6.950%, 06/01/28		165,000	[2]	155,100
Energy Transfer Partners LP,
6.125%, 02/15/17		65,000		63,349
6.625%, 10/15/36		145,000		134,871
Equifax, Inc., 7.000%, 07/01/37		115,000		103,000
Equitable Resources, Inc., 6.500%, 04/01/18		1,730,000		1,741,986
Federated Retail Holdings, 6.375%, 03/15/37		790,000	[2]	627,338
General Motors Corp., 8.250%, 07/15/23		35,000		24,675
Georgia-Pacific Corp., 7.250%, 06/01/28		70,000		57,400
HCA, Inc.,
6.375%, 01/15/15		5,000		4,256
6.750%, 07/15/13		5,000		4,450
7.050%, 12/01/27		750,000		550,638
7.500%, 11/06/33		75,000		58,312
7.500%, 12/15/23		5,000		3,951
7.690%, 06/15/25		310,000	[2]	247,239
7.750%, 07/15/36		5,000		3,864
8.360%, 04/15/24		30,000		25,052
8.750%, 09/01/10		625,000		628,125
International Paper Co.,
4.000%, 04/01/10		300,000		295,012
4.250%, 01/15/09		300,000		299,950
Intuit, Inc., 5.750%, 03/15/17		210,000		203,785
JC Penney Corp., Inc.,
5.750%, 02/15/18		25,000		23,125
6.375%, 10/15/36		570,000	[2]	485,843
Johnson & Johnson, 5.950%, 08/15/37		810,000		862,124
Koninklijke Philips Electronics NV, 6.875%, 03/11/38	USD	1,090,000		1,166,494
Kraft Foods, Inc., 6.500%, 11/01/31		310,000		292,037
Kroger Co., 7.000%, 05/01/18		460,000		501,469
Lennar Corp.,
5.600%, 05/31/15		400,000		298,000
6.500%, 04/15/16		280,000		214,200
Liberty Media Corp., 5.700%, 05/15/13		190,000		167,303
Lubrizol Corp., 6.500%, 10/01/34		750,000		754,253
Macys Retail Holdings, Inc.,
6.790%, 07/15/27		40,000		32,895
6.900%, 04/01/29		70,000		59,388
Marks & Spencer Group PLC, Series 144A, 7.125%, 12/01/37 [3]	USD	200,000		180,500
Masco Corp., 5.850%, 03/15/17		350,000		319,272
Medco Health Solutions,
7.125%, 03/15/18		1,260,000		1,293,336
7.250%, 08/15/13		420,000		472,473
Missouri Pacific Railroad, 5.000%, 01/01/45		200,000		130,000
Motorola Inc.,
5.220% 10/01/97		40,000		21,623
6.500%, 11/15/28		50,000		39,108
6.625%, 11/15/37		50,000		38,778
New England Telephone & Telegraph Co., 7.875%, 11/15/29		95,000		104,428
News America, Inc.,
6.200%, 12/15/34		350,000		334,390
6.400%, 12/15/35		425,000		413,783
7.280%, 06/30/28		225,000		238,030
7.625%, 11/30/28		460,000		504,507

Managers Fixed Income Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Currency	Principal Amount		Value
Industrials - 40.7% (continued)
Nextel Communications, Inc.,
5.950%, 03/15/14		$695,000		$514,898
7.375%, 08/01/15		5,000		3,853
Northwest Airlines, Inc., 8.028%, 11/01/17		475,000		451,250
Owens & Minor, Inc., 6.350%, 04/15/16		125,000		126,523
PPG Industries, Inc., 6.650%, 03/15/18		1,935,000		2,054,217
Pulte Homes, Inc.,
5.200%, 02/15/15		405,000		346,275
6.000%, 02/15/35		1,265,000	[2]	980,375
6.375%, 05/15/33		465,000		365,025
Qantas Airways, Ltd., 6.050%, 04/15/16 [3]	USD	1,500,000		1,604,658
Qwest Corp., 6.875%, 09/15/33		20,000		16,100
Safeway, Inc., 6.350%, 08/15/17		400,000		423,546
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 [3]	USD	600,000		654,556
Simon Property Group LP, 5.750%, 12/01/15		20,000		19,054
Sprint Capital Corp.,
6.875%, 11/15/28		30,000		22,403
6.900%, 05/01/19		15,000		11,812
Telecom Italia Capital, 6.000%, 09/30/34	USD	40,000	[2]	33,910
Telecom Italia S.p.A., 6.375%, 11/15/33	USD	105,000		92,078
Tele-Communications, Inc., 9.800%, 02/01/12		350,000		399,527
Telefonica Emisiones SAU, 7.045%, 06/20/36	USD	1,475,000		1,547,017
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		240,000		240,337
Texas Eastern Transmission, 7.000%, 07/15/32		255,000		272,545
TGT Pipeline LLC, 5.200%, 06/01/18		465,000		445,314
The Ryland Group, Inc., 5.375%, 06/01/08		155,000		154,977
Time Warner, Inc.,
6.625%, 05/15/29		270,000		253,862
6.950%, 01/15/28		120,000		116,868
7.625%, 04/15/31		80,000		83,904
7.700%, 05/01/32		685,000		723,196
Toro Co., The, 6.625%, 05/01/37		365,000		387,037
Union Pacific Corp., 5.375%, 06/01/33		50,000		43,978
V.F. Corp., 6.450%, 11/01/37		412,000		395,969
Verizon Global Funding Corp., 5.850%, 09/15/35		1,095,000	[2]	1,000,728
Verizon Maryland, Inc., 5.125%, 06/15/33		295,000		237,040
Verizon New York, Inc., Series B, 7.375%, 04/1/32		195,000		204,421
Viacom, Inc., 6.875%, 04/30/36		470,000		453,961
Vondafone Group PLC, 6.150%, 02/27/37	USD	650,000		607,825
Walt Disney Co., The, 7.000%, 03/01/32		190,000		217,794
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23		65,000		62,888
Western Union Co., 6.200%, 11/17/36		635,000		583,078
XTO Energy, Inc., 6.750%, 08/01/37		300,000		321,925
Total Industrials				45,567,110
Utilities - 6.0%
Bruce Mansfield Unit 12, 6.850%, 06/01/34		285,000		299,213
Cilcorp, Inc., 8.700%, 10/15/09		315,000		333,245
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		715,000		618,000
Commonwealth Edison,
4.700%, 04/15/15		510,000		486,314
5.875%, 02/01/33		620,000		561,360
Dominion Resources, Inc., 5.950%, 06/15/35		90,000		85,267
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	USD	900,000		993,804
ITC Holdings Corp.,
5.875%, 09/30/16 [3]		225,000		223,075
6.375%, 09/30/36 [3]		300,000		274,990
Methanex Corp., 6.000%, 08/15/15	USD	320,000		297,600
MidAmerican Energy Holdings Co., 6.500%, 09/15/37		340,000		341,855
NiSource Finance Corp., 6.400%, 03/15/18		1,645,000		1,650,382
Pacific Gas and Electric Co., 6.050%, 03/01/34		500,000		491,748
Total Utilities				6,656,853
Total Corporate Bonds (cost $73,386,037)				72,372,077
U.S. Government and Agency Obligations - 11.7%
FNMA, 2.290%, 02/19/09		700,000		511,661
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14		502,564		544,496
USTN, 4.500%, 09/30/11		750,000	[2]	813,047
USTN, 4.750%, 05/15/14		835,000	[2]	937,615
USTN, 4.875%, 05/31/09		9,940,000	[2]	10,320,524
Total U.S. Government and Agency Obligations (cost $12,443,421)				13,127,343
Foreign Government - 6.8%
Canadian Government, 4.250%, 09/01/09	CAD	1,000,000		995,967
Export-Import Bank of Korea, 4.125%, 02/10/09 [3]	USD	485,000		483,628
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000		2,479,441
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000		343,036
Mexican Government, 9.000%, 12/20/12	MXN	12,000,000		1,201,381
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	995,000		912,995
New South Wales Treasury Corp., Series 12RG, 6.000%, 05/01/12	AUD	520,000		460,792
Nordic Investment Bank, 13.000%, 09/12/08	ISK	9,000,000		118,701
Queensland Treasury Corp., Series 11G, 6.000%, 06/14/11	AUD	665,000		594,407
Total Foreign Government (cost $7,132,447)				7,590,348

Managers Fixed Income Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Currency	Principal Amount	Value
Municipal Bonds - 2.5%
Alabama Public School & College Authority, Capital Improvement Bond, 4.500%, 12/01/26		$30,000	$28,336
Buckeye Tobacco Settlement Financing Authority, Asset-A-2, 5.875%, 06/01/47		250,000	219,970
Chicago Illinois Board of Education, Dedicated-Series B, 4.750%, 12/01/31		50,000	47,872
Chicago Illinois O’Hare International Airport Revenue Bond, Series A, 4.500%, 01/01/38		15,000	13,650
Decatur Texas Hospital Authority Hospital Revenue, 7.750%, 09/01/09		90,000	93,408
District of Columbia, Series A, 4.750%, 06/01/36		30,000	27,569
Eufaula Alabama, Series C, 4.000%, 08/15/12		345,000	345,259
Florida State Turnpike Authority, Revenue Bond, Department of Transportation, Series A, 3.500%, 07/01/27		30,000	23,525
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/26 (FSA Insured)		20,000	16,153
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/29 (FSA Insured)		20,000	15,473
Grosse Pointe Michigan Public School System, 3.000%, 05/01/27		15,000	10,598
Harris County Texas, Road Bonds, Series B, 4.500%, 10/01/31		85,000	76,291
Louisianna State, Series C, 3.250%, 05/01/26 (FSA Insured)		30,000	22,352
Massachusetts State School Building Authority Dedicated Sales Tax Revenue Bond, Series A, 4.750%, 08/15/32		30,000	28,745
Michigan Tobacco Settlement Financial Authority Series A, 7.309%, 06/01/34		405,000	393,365
Omaha Public Power District (Nebraska), Electric System Subordinated Revenue Bonds, Series AA, 4.500%, 02/01/34		70,000	62,874
San Diego California Unified School District, Refunding Bonds, Election 1998, Series F-1, 4.500%, 07/01/29		30,000	27,907
San Jose California Redevelopment Agency Tax Allocation, Series C, 3.750%, 08/01/28		50,000	39,546
State of California (AMBAC Insured), 4.500%, 08/01/27		45,000	41,981
State of California (AMBAC Insured), 4.500%, 08/01/30		35,000	31,674
State of California, 4.500%, 08/01/30		30,000	26,985
State of California, 4.500%, 10/01/29		130,000	117,312
State of California, Variable Purpose Bond, 3.250%, 12/01/27		25,000	18,752
State of California, Variable Purpose Bond, 4.500%, 12/01/33		110,000	98,268
Tobacco Settlement Financing Corp., 6.706%, 06/01/46		1,080,000	979,766
University of California Regents Medical Center, Series A, 4.750%, 05/15/31		10,000	9,554
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series E, 4.900%, 11/01/35		10,000	9,327
Total Municipal Bonds (cost $2,951,674)			2,826,512
Mortgage-Backed Securities - 0.9%
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20		359,837	339,375
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28		320,000	328,158
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31		277,454	283,481
Total Mortgage-Backed Securities (cost $972,625)			951,014
Asset-Backed Securities - 0.5%
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34		263,754	254,904
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		21,070	20,981
Countrywide Home Loans, Series 2002-S1, Class A5, 5.960%, 11/25/16		351,112	337,869
Total Asset-Backed Securities (cost $635,350)			613,754

		Shares
Preferred Stocks - 1.7%
FHLMC, 8.375%		18,499	451,376
FNMA, 8.250%, 12/31/49		35,000	841,749
Newell Financial Trust I, 5.250%		13,455	610,521
Total Preferred Stocks (cost $1,915,514)			1,903,646
Other Investment Companies - 21.3% [4]
Bank of New York Institutional Cash Reserves Fund, 2.910% [8]		11,316,915	11,316,915
Dreyfus Cash Management Fund, Institutional Class Shares, 3.230%		4,495,133	4,495,133
JP Morgan Liquid Assets Money Market, 3.160%		8,000,000	8,000,000
Total Other Investment Companies (cost $23,812,048)			23,812,048
Total Investments - 110.1% (cost $123,249,116)			123,196,742
Other Assets, less Liabilities - (10.1)%			(11,304,364)
Net Assets - 100%			$111,892,378

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2008, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Short Duration	$334,435,794	$809,258	($2,840,240)	($2,030,982)
Intermediate Duration	275,324,936	951,242	(1,420,145)	(468,903)
Mid-Cap	77,918,717	2,957,578	(6,054,979)	(3,097,401)
Balanced	21,809,601	1,273,006	(881,530)	391,476
High Yield	48,043,083	434,964	(3,494,489)	(3,059,525)
Fixed-Income	123,381,354	3,131,024	(3,315,636)	(184,612)

*	Non-income producing security

#	Rounds to less than 0.1%

[1]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at March 31, 2008.

[2]	Some or all of these securities were out on loan to various brokers as of March 31, 2008, amounting to:

Fund	Market Value	% of Net Assets
Short Duration	$2,951,245	1.2%
Intermediate Duration	2,236,849	1.1%
Mid-Cap	15,426,702	26.5%
Balanced	3,676,805	19.9%
High Yield	8,270,984	22.4%
Fixed Income	10,177,892	9.1%

[3]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2008, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Short Duration	$231,574	0.1%
Intermediate Duration	1,127,201	0.6%
High Yield	5,071,477	13.7%
Fixed Income	8,281,166	7.4%

[4]	Yield shown for an investment company represents the March 31, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[5]	Indicates yield to maturity at March 31, 2008.

[6]	Security pledged to cover margin requirements for open futures positions at March 31, 2008.

[7]	Floating Rate Security. The rate listed is as of March 31, 2008. Date in parenthesis represents the security’s next coupon rate reset.

[8]	Collateral received from brokers for securities lending was invested in this short-term investment.

[9]	All or part of security has been segregated for delayed delivery transactions.

[10]	Variable Rate Security. The rate listed is as of March 31, 2008 and is periodically reset subject to terms and conditions set forth in the debenture.

[11]	Step Bond. A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[12]	Payment-in-kind security. A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.

[13]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent.

[14]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

Securities Transacted on a When Issued Basis

Each Fund may enter into TBA purchase commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at March 31, 2008 were as follows:

Short Duration

Security Name	Principal/Share Amount	Current Liability
FNMA, 5.000%, 04/15/22	$10,000,000	$10,093,750
FNMA, 5.000%, 05/15/23	13,800,000	13,899,194
FNMA, 5.500%, 04/15/23	3,250,000	3,317,031
FNMA, 5.500%, 04/15/08	4,000,000	4,037,500
FNMA, 5.500%, 05/15/38	4,000,000	4,027,500
Total		$35,374,975

Intermediate Duration

Security Name	Principal/Share Amount	Current Liability
FNMA, 5.000%, 05/15/23	$1,000,000	$1,007,188
FNMA, 6.000%, 03/01/14	4,000,000	4,116,248
Total		$5,123,436

Futures Contracts (Short & Intermediate Duration Funds)

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of March 31, 2008:

Short Duration

The market value of assets pledged to cover margin requirements for the open futures positions at March 31, 2008 amounted to $273,703.

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	221	Long	June 2008	$291,136
5-Year U.S. Treasury Note	347	Short	June 2008	(648,611)
10-Year U.S. Treasury Note	14	Short	June 2008	(60,293)
U.S. Treasury Long Bond	84	Long	June 2008	310,853
10-Year Interest Swap	184	Short	June 2008	(524,625)
3-Month Eurodollar	255	Long	March 2008 - September 2011	818,138
3-Month Eurodollar	132	Short	March 2008 - December 2012	(463,796)
Total				($277,198)

Intermediate Duration

The market value of assets pledged to cover margin requirements for the open futures positions at March 31, 2008 amounted to $199,638.

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	12	Short	June 2008	($16,280)
5-Year U.S. Treasury Note	32	Long	June 2008	55,161
10-Year U.S. Treasury Note	22	Short	June 2008	(69,352)
10-Year Swap	7	Long	June 2008	10,647
U.S. Treasury Long Bond	3	Long	June 2008	11,102
3-Month Eurodollar	182	Long	June 2008 - September 2012	1,060,528
3-Month Eurodollar	78	Short	December 2008 - June 2010	(414,239)
Total				$637,567

Investments Abbreviations:

DLJ: Donaldson, Lufkin & Jenrette Securities Corp.

FHLB: Federal Home Loan Bank

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

GMAC: General Motors Acceptance Corp.

GNMA: Government National Mortgage Association

GSMPS: Goldman Sachs Mortgage Participating Security

GSR: Goldman Sachs REMIC

IO: Interest Only

PO: Principal Only

TBA: To Be Announced

USTB: United States Treasury Bond

USTN: United States Treasury Note

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

AUD: Australian Dollar

CAD: Canadian Dollar

ISK: Iceland Kronas

NZD: New Zealand Dollar

MXN: Mexican Peso

MYR: Malaysian Ringgit

SGD: Singapore Dollar

THB: Thailand Bhat

Security Ratings (unaudited):

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	BBB	BB	Below BB	Not Rated
Short Duration	99.5%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%
Intermediate Duration	100.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
High Yield	0.0%	0.0%	0.0%	0.3%	36.7%	61.5%	1.5%
Fixed Income	23.0%	7.0%	24.2%	39.7%	3.8%	2.2%	0.1%

	Managers Short Duration Government Fund		Managers Intermediate Duration Government Fund		Managers AMG Chicago Equity Mid-Cap Fund
	Investments in	Other Financial	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*	Securities	Instruments*
Level 1 - Quoted Prices	$44,670,267	($277,198)	$23,638,026	$637,567	$74,821,316	—
Level 2 - Other Significant Observable Inputs	287,734,545	—	251,218,007	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$332,404,812	($277,198)	$274,856,033	$637,567	$74,821,316	—

	Managers AMG Chicago Equity Balanced Fund		Managers High Yield Fund		Managers Fixed Income Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$13,836,755	—	$10,444,902	—	$25,715,694	—
Level 2 - Other Significant Observable Inputs	8,364,322	—	34,538,655	—	97,300,548	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	180,500	—

Total	$22,201,077	—	$44,983,557	—	$123,196,742	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Managers Fixed Income Fund

Investments in Securities
Balance at 12/31/07	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	180,500

Balance at 3/31/08	$180,500

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ John H. Streur
John H. Streur, President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: May 30, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 30, 2008